Supplemental Cost Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cost Information [Abstract]
Research And Development

(In millions)	2014	2013	2012

Total R&D	$5,273	$5,461	$5,200
Less customer funded R&D (principally the U.S. Government)	(721)	(711)	(680)
Less partner funded R&D	(319)	(107)	(6)
GE funded R&D	$4,233	$4,643	$4,514

Consolidated Other Cost and Expenses

RESEARCH & DEVELOPMENT

We conduct research and development (R&D) activities to continually enhance our existing products and services, develop new product and services to meet our customer’s changing needs and requirements, and address new market opportunities.

Research and development expenses are classified in cost of goods sold in the Statement of Earnings.  In addition, research and development funding from customers, principally the U.S. government, is recorded as an offset to cost of goods sold.  We also enter into research and development arrangements with unrelated investors, which are generally formed through partnerships.  Research and development funded by investors is classified within net earnings/loss attributable to noncontrolling interests.

(In millions)	2014	2013	2012

Total R&D	$5,273	$5,461	$5,200
Less customer funded R&D (principally the U.S. Government)	(721)	(711)	(680)
Less partner funded R&D	(319)	(107)	(6)
GE funded R&D	$4,233	$4,643	$4,514

CONSOLIDATED OTHER COSTS AND EXPENSES

Consolidated other costs and expenses consists of selling, general and administrative costs (SG&A), depreciation and amortization and other operating costs.

CONSOLIDATED OTHER COSTS AND EXPENSES

(In millions)	2014	2013	2012

GE SG&A	$14,971	$16,105	$17,671
GECC operating and administrative costs	12,182	11,502	11,113
GECC depreciation and amortization	6,533	6,918	6,359
	33,686	34,525	35,143
Eliminations	(857)	(738)	(698)
Total	$32,829	$33,787	$34,445

COLLABORATIVE ARRANGEMENTS

Our businesses enter into collaborative arrangements primarily with manufacturers and suppliers of components used to build and maintain certain engines, under which GE and these participants share in risks and rewards of these product programs. GE’s payments to participants are recorded as cost of services sold ($873 million, $820 million and $594 million for the years 2014, 2013 and 2012, respectively) or as cost of goods sold ($2,660 million, $2,613 million and $2,507 million for the years 2014, 2013 and 2012, respectively).

RENTAL EXPENSE

Rental expense under operating leases is shown below.

(In millions)	2014	2013	2012

GE	$1,186	$1,220	$1,134
GECC	363	407	516
	1,549	1,627	1,650
Eliminations	(149)	(135)	(142)
Total	$1,400	$1,492	$1,508

At December 31, 2014, minimum rental commitments under noncancellable operating leases aggregated $2,870 million and $1,295 million for GE and GECC, respectively. Amounts payable over the next five years follow.

(In millions)	2015	2016	2017	2018	2019

GE	$634	$528	$432	$371	$337
GECC	225	193	168	133	113
	859	721	600	504	450
Eliminations	(73)	(44)	(28)	(20)	(18)
Total	$786	$677	$572	$484	$432

Rental Expense
(In millions)	2014	2013	2012

GE	$1,186	$1,220	$1,134
GECC	363	407	516
	1,549	1,627	1,650
Eliminations	(149)	(135)	(142)
Total	$1,400	$1,492	$1,508

Rental Expenses Under Operating Leases for Next Five Years
(In millions)	2015	2016	2017	2018	2019

GE	$634	$528	$432	$371	$337
GECC	225	193	168	133	113
	859	721	600	504	450
Eliminations	(73)	(44)	(28)	(20)	(18)
Total	$786	$677	$572	$484	$432